Stockholders' Deficit (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Feb. 29, 2024
Class of Stock [Line Items]
Common stock issued, value	$ 16,242,944
Warrant exercise price		$ 8